Federated ARMs Fund

Institutional Shares
Institutional Service Shares

Supplement to Prospectuses and Statement of Additional Information, as appropriate, dated October 31, 1998

I. At the June 21, 1999 shareholder meeting, shareholders approved the following changes to become effective July 1, 1999:

        1.  Elected seven Trustees.

        2. Ratified the selection of the Trust's independent auditors.

        3. Made changes to the Funds' fundamental investment policies:

          a. Amended the Trust's fundamental investment policy regarding diversification to read as follows:

             "With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Trust would own more than 10% of the outstanding voting securities of that issuer."

          b. Amended the Trust's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

             "The Trust may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."


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          c. Amended the Trust's fundamental investment policy regarding investing in real estate to read as follows:

             "The Trust may not purchase or sell real estate, provided that this restriction does not prevent the Trust from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Trust may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

          d. Amended the Trust's fundamental investment policy regarding investing in commodities to read as follows:

             "The Trust may not purchase or sell physical commodities, provided that the Trust may purchase securities of companies that deal in commodities. As a non-fundamental operating policy, for purposes of the foregoing policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

          e. Amended the Trust's fundamental investment policy regarding underwriting securities to read as follows:

             "The Trust may not underwrite the securities of other issuers, except that the Trust may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

          f. Amended the Trust's fundamental investment policy regarding lending by the Trust to read as follows:

             "The Trust may not make loans, provided that this restriction does not prevent the Trust from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

          g. Made non-fundamental, and amended, the Trust's fundamental investment policy regarding buying securities on margin to read as follows:

             "The Trust will not purchase securities on margin, provided that the Trust may obtain short-term credits necessary for the clearance of purchases and sales of securities."

          h. Made non-fundamental, and amended, the Trust's fundamental investment policy regarding pledging assets to read as follows:

             "The Trust will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

          i. Made non-fundamental, and amended, the Trust's fundamental investment policy regarding investing in illiquid securities to read as follows:

             "The Trust will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Trust's net assets."

          j. Made non-fundamental, and amended, the Trust's fundamental investment policy regarding investing in other investment companies to read as follows:

             "The Trust may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash."

          k. Made non-fundamental the Trust's fundamental investment policy as follows:

             "The Trust will limit its investments to those that are permitted for purchase by federally chartered savings and loan associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision and by federal credit unions under the Federal Credit Union Act and the rules, regulations, and interpretations of the National Credit Union Administration."

          l. Made non-fundamental the Trust's fundamental investment policy regarding investing in U.S. government securities.

          m. Made non-fundamental the Trust's fundamental investment policy regarding investing in mortgage related securities.

          n. Made non-fundamental the Trust's fundamental investment policy regarding purchasing collateralized mortgage obligations.

          o. Made non-fundamental the Trust's fundamental investment policy regarding engaging in dollar roll transactions.

          p. Made non-fundamental the Trust's fundamental investment policy regarding engaging in repurchase agreements.

          q. Made non-fundamental the Trust's fundamental investment policy regarding engaging in reverse repurchase agreements.

          r. Made non-fundamental the Trust's fundamental investment policy regarding engaging in securities lending transactions.

          s. Made non-fundamental the Trust's fundamental investment policy regarding engaging in when-issued and delayed delivery transactions.

          t. Made non-fundamental the Trust's fundamental investment policy regarding investing in stripped mortgage securities.

        4. Eliminated certain of the Trust's fundamental investment policies:

          a. Approved the deletion of the Trust's fundamental investment policy with regard to investing in new issuers.

          b. Approved the deletion of the Trust's fundamental investment policy with regard to selling securities short.

          c. Approved the deletion of the Trust's fundamental investment policy with regard to portfolio trading.

          d. Approved the deletion of the Trust's fundamental investment policy with regard to temporary investments.

        5.Approved an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

II. The following actions were taken by the Board of Trustees with regard to non-fundamental investment policies:

        1.Approved the deletion of the Trust's undertaking of having no present intent to engage in reverse repurchase agreements, purchase securities of other investment companies, borrow money or invest in illiquid securities in excess of 5% of the value of total assets during the coming fiscal year.

        2.Approved the deletion of the Trust's non-fundamental investment policy pertaining to when-issued and delayed delivery transactions that provides that the Trust will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

                                                                   June 21, 1999

FEDERATED

WORLD-CLASS INVESTMENT MANAGER

Federated ARMs Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 314082108
Cusip 314082207
G02639-03 (6/99)